CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net loss	$ (16,459)	$ (6,360)	$ (33,709)	$ (25,872)
Adjustments to reconcile net loss to cash used in operating activities:
Non-cash research and development license expense	4,448
Stock-based compensation expense	958	264	2,278	1,168
Depreciation and amortization	61	54	223	144
Non-cash rent expense	(20)	(18)	(76)	11
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	581	(305)	(1,889)	41
Deferred issuance costs		(82)	9	1,472
Accounts payable, accrued expenses and other current liabilities	(1,220)	(464)	1,946	160
Due to related parties		(105)	(105)	(470)
Net cash used in operating activities	(11,651)	(7,016)	(29,460)	(23,219)
Investing activities
Purchases of short-term investments	(2,023)	(12,009)	(126,917)	(15,222)
Maturities of short-term investments	22,630	3,990	17,006	11,169
Net cash provided by (used in) investing activities	20,607	(8,019)	(110,044)	(5,110)
Financing activities
Net proceeds from issuance of Series A Convertible Preferred Stock		20,377	40,842
Net cash provided by financing activities		20,377	167,200
Net increase (decrease) in cash, cash equivalents and restricted cash	8,956	5,342	27,696	(28,329)
Cash, cash equivalents and restricted cash at beginning of year	34,461	6,765	6,765
Cash, cash equivalents and restricted cash at end of year	$ 43,417	$ 12,107	$ 34,461	$ 6,765